CONVERTIBLE NOTES PAYABLE (Details)	Dec. 31, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 14, 2021 $ / shares	Apr. 05, 2021 $ / shares	Apr. 05, 2021 ¥ / shares	Dec. 10, 2019 ¥ / shares
Class A ordinary shares [Member]
Short-term Debt [Line Items]
Ordinary shares, par value (in dollars per share) | (per share)	$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0925	¥ 0.62	¥ 0.62